Vanguard® Real Estate II Index Fund
Schedule of Investments (unaudited)
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (95.2%)
Diversified REITs (3.8%)
	WP Carey Inc.	1,072,953	80,353
	VEREIT Inc.	1,335,678	63,899
	STORE Capital Corp.	1,526,065	54,618
*	Colony Capital Inc.	2,946,515	20,625
	PS Business Parks Inc.	126,222	20,495
	Essential Properties Realty Trust Inc.	640,465	16,774
	Washington REIT	504,186	11,707
	American Assets Trust Inc.	313,633	10,993
	Global Net Lease Inc.	546,716	10,497
	Empire State Realty Trust Inc. Class A	889,759	10,134
	iStar Inc.	452,571	8,377
	Alexander & Baldwin Inc.	419,898	7,697
	Armada Hoffler Properties Inc.	354,577	4,833
	Gladstone Commercial Corp.	209,999	4,418
	One Liberty Properties Inc.	100,588	2,502
			327,922
Health Care REITs (8.6%)
	Welltower Inc.	2,552,891	191,543
	Ventas Inc.	2,291,452	127,084
	Healthpeak Properties Inc.	3,293,423	113,096
	Medical Properties Trust Inc.	3,507,858	77,348
	Omega Healthcare Investors Inc.	1,388,849	52,776
	Healthcare Trust of America Inc. Class A	1,337,089	39,270
	Healthcare Realty Trust Inc.	832,391	26,770
	Physicians Realty Trust	1,273,779	23,858
	Sabra Health Care REIT Inc.	1,265,256	22,990
	National Health Investors Inc.	273,853	20,104
	CareTrust REIT Inc.	585,709	14,162
	LTC Properties Inc.	240,196	10,216
	Community Healthcare Trust Inc.	135,983	6,924
	Diversified Healthcare Trust	1,457,464	6,435
	Universal Health Realty Income Trust	79,970	5,354
	Global Medical REIT Inc.	346,950	4,982
	New Senior Investment Group Inc.	507,480	3,360
			746,272
Hotel & Resort REITs (3.3%)
*	Host Hotels & Resorts Inc.	4,315,004	78,360
	MGM Growth Properties LLC Class A	920,375	33,152
*	Ryman Hospitality Properties Inc.	319,609	25,137
*	Park Hotels & Resorts Inc.	1,041,453	23,235
	Apple Hospitality REIT Inc.	1,297,106	20,572

		Shares	Market Value ($000)
	Pebblebrook Hotel Trust	800,589	19,118
*	Sunstone Hotel Investors Inc.	1,319,220	17,361
	RLJ Lodging Trust	1,009,575	16,295
*	Xenia Hotels & Resorts Inc.	696,200	13,527
*	DiamondRock Hospitality Co.	1,220,820	12,721
	Service Properties Trust	1,008,475	12,419
*	Summit Hotel Properties Inc.	645,726	6,567
*	Chatham Lodging Trust	287,151	3,983
*	CorePoint Lodging Inc.	249,927	2,497
*	Hersha Hospitality Trust Class A	213,509	2,468
			287,412
Industrial REITs (10.6%)
	Prologis Inc.	4,522,239	526,977
	Duke Realty Corp.	2,275,385	105,851
	Rexford Industrial Realty Inc.	757,285	42,067
	Americold Realty Trust	1,003,151	40,517
	First Industrial Realty Trust Inc.	789,436	39,290
	EastGroup Properties Inc.	241,985	38,393
	STAG Industrial Inc.	912,890	33,330
	Terreno Realty Corp.	418,397	26,995
	Innovative Industrial Properties Inc.	135,675	24,846
	Lexington Realty Trust	1,696,051	20,760
	Monmouth Real Estate Investment Corp.	569,551	10,525
	Industrial Logistics Properties Trust	399,757	9,914
			919,465
Office REITs (7.4%)
	Alexandria Real Estate Equities Inc.	825,510	149,500
	Boston Properties Inc.	904,642	98,923
	Vornado Realty Trust	994,551	45,501
	Kilroy Realty Corp.	634,604	43,496
	Douglas Emmett Inc.	1,072,871	35,984
	Cousins Properties Inc.	908,853	33,328
	SL Green Realty Corp.	445,206	32,950
	Highwoods Properties Inc.	636,203	28,495
	Hudson Pacific Properties Inc.	930,935	26,169
	JBG SMITH Properties	729,007	23,773
	Equity Commonwealth	744,024	21,428
	Corporate Office Properties Trust	686,867	19,260
	Piedmont Office Realty Trust Inc. Class A	771,083	14,358
	Brandywine Realty Trust	1,043,639	14,120
	Columbia Property Trust Inc.	700,735	12,620
	Paramount Group Inc.	1,077,960	11,437
	Easterly Government Properties Inc.	496,424	10,638
	Mack-Cali Realty Corp.	554,469	9,071
	Office Properties Income Trust	295,217	8,192
	Franklin Street Properties Corp.	654,979	3,458
	City Office REIT Inc.	265,698	2,904
			645,605
Residential REITs (13.8%)
	Equity Residential	2,277,264	169,041
	AvalonBay Communities Inc.	854,052	163,978
	Invitation Homes Inc.	3,429,110	120,225
	Essex Property Trust Inc.	398,893	115,886
	Mid-America Apartment Communities Inc.	699,651	110,076
	Sun Communities Inc.	658,021	109,778
	UDR Inc.	1,801,491	83,679
	Equity LifeStyle Properties Inc.	1,058,994	73,494

		Shares	Market Value ($000)
	Camden Property Trust	595,809	71,783
	American Homes 4 Rent Class A	1,738,009	64,376
	Apartment Income REIT Corp.	910,712	41,119
	American Campus Communities Inc.	841,944	38,064
	Independence Realty Trust Inc.	580,356	9,773
	Apartment Investment & Management Co. Class A	911,613	6,327
	NexPoint Residential Trust Inc.	120,280	6,033
	Centerspace	79,285	5,581
	UMH Properties Inc.	229,027	4,931
	Preferred Apartment Communities Inc. Class A	305,966	3,121
			1,197,265
Retail REITs (10.0%)
	Simon Property Group Inc.	2,007,347	244,374
	Realty Income Corp.	2,147,148	148,475
	Regency Centers Corp.	1,037,930	66,075
	Kimco Realty Corp.	2,645,721	55,560
	Federal Realty Investment Trust	439,601	49,605
	National Retail Properties Inc.	1,062,773	49,334
	Brixmor Property Group Inc.	1,814,147	40,528
	Spirit Realty Capital Inc.	665,473	31,637
	Weingarten Realty Investors	744,292	24,070
	Agree Realty Corp.	338,712	23,832
	Retail Properties of America Inc. Class A	1,311,237	15,381
	SITE Centers Corp.	945,869	13,952
	Urban Edge Properties	714,010	13,459
	Retail Opportunity Investments Corp.	722,083	12,709
	Acadia Realty Trust	528,025	11,030
	Kite Realty Group Trust	514,856	10,714
	Tanger Factory Outlet Centers Inc.	571,689	9,976
	Macerich Co.	685,468	9,453
	Getty Realty Corp.	222,327	7,021
	American Finance Trust Inc. Class A	665,975	6,666
	RPT Realty	494,549	6,286
	Alexander's Inc.	14,079	3,903
*	Seritage Growth Properties Class A	224,557	3,862
	Saul Centers Inc.	86,033	3,715
	Urstadt Biddle Properties Inc. Class A	183,709	3,338
	Whitestone REIT	232,860	2,275
	Retail Value Inc.	102,764	1,914
*,1	Washington Prime Group Inc.	36,015	89
*,2	Spirit MTA REIT	257,871	69
			869,302
Specialized REITs (37.7%)
	American Tower Corp.	2,717,506	692,339
	Crown Castle International Corp.	2,638,493	498,833
	Equinix Inc.	545,087	392,877
	Public Storage	962,528	270,624
	Digital Realty Trust Inc.	1,713,928	264,476
	SBA Communications Corp.	679,751	203,735
	Weyerhaeuser Co.	4,566,308	177,036
	Extra Space Storage Inc.	790,600	117,554
	VICI Properties Inc.	3,283,116	104,075
	Iron Mountain Inc.	1,762,899	70,728
	Gaming & Leisure Properties Inc.	1,336,328	62,126
	CyrusOne Inc.	736,697	53,654
	Lamar Advertising Co. Class A	528,671	52,360
	CubeSmart	1,194,542	50,577

		Shares	Market Value ($000)
	Life Storage Inc.	445,920	42,835
	CoreSite Realty Corp.	261,627	31,785
	Rayonier Inc.	835,230	30,302
	QTS Realty Trust Inc. Class A	393,514	26,165
	PotlatchDeltic Corp.	409,245	24,293
*	EPR Properties	456,674	21,788
*	Outfront Media Inc.	883,237	21,524
	National Storage Affiliates Trust	423,302	19,235
	Uniti Group Inc.	1,423,869	16,232
	Four Corners Property Trust Inc.	448,878	12,959
	Safehold Inc.	81,088	5,734
[1]	GEO Group Inc.	741,468	4,085
	CatchMark Timber Trust Inc. Class A	299,336	3,481
			3,271,412
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,596,877)			8,264,655
Real Estate Management & Development (4.5%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	198,004	9,067
	RMR Group Inc. Class A	93,965	3,719
*	Five Point Holdings LLC Class A	317,863	2,282
*	Tejon Ranch Co.	136,121	2,154
			17,222
Real Estate Development (0.3%)
*	Howard Hughes Corp.	251,863	27,186
*	Forestar Group Inc.	102,966	2,609
			29,795
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	781,334	16,056
*	FRP Holdings Inc.	37,293	1,893
			17,949
Real Estate Services (3.8%)
*	CBRE Group Inc. Class A	2,052,289	174,855
*	Jones Lang LaSalle Inc.	313,789	58,964
*	Redfin Corp.	594,799	42,100
*	Realogy Holdings Corp.	705,808	12,196
*	eXp World Holdings Inc.	342,407	11,765
*	Cushman & Wakefield plc	678,164	11,529
	Newmark Group Inc. Class A	925,401	9,948
*	Marcus & Millichap Inc.	144,369	5,099
	RE/MAX Holdings Inc. Class A	113,619	4,173
*	Altisource Portfolio Solutions SA	32,956	208
			330,837
Total Real Estate Management & Development (Cost $280,063)			395,803

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund (Cost $21,933)	0.068%	219,346	21,935
Total Investments (100.0%) (Cost $6,898,873)				8,682,393
Other Assets and Liabilities—Net (0.0%)				1,011
Net Assets (100%)				8,683,404
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,564,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,803,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Americold Realty Trust	2/2/22	GSI	9,920	(0.115)	177	—
Park Hotels & Resorts Inc.	2/2/22	GSI	8,424	(0.115)	500	—
					677	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
GSI—Goldman Sachs International.
At April 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $443,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,660,389	—	69	8,660,458
Temporary Cash Investments	21,935	—	—	21,935
Total	8,682,324	—	69	8,682,393

Derivative Financial Instruments
Assets
Swap Contracts	—	677	—	677